Employee Benefit Plans (Pension Plan's Weighted-Average Asset Allocations, by Asset Category) (Detail)	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target asset allocations	100.00%	100.00%
Defined Benefit Pension Plan | Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target asset allocations	0.00%	0.00%
Fixed Income | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target asset allocations	50.00%
Fixed Income | Defined Benefit Pension Plan | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target asset allocations	49.00%	50.00%
Equities | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target asset allocations	50.00%
Equities | Defined Benefit Pension Plan | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan target asset allocations	51.00%	50.00%